Schedules of Investments
Pax Core Bond Fund	March 31, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 96.6%
COMMUNITY INVESTMENT NOTES: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/2020 (a)	$3,000,000	$3,000,000
CINI Investment Note, 2.000%, 10/31/2020 (a)(b)	286,933	286,933
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/2020, 4.000%, 09/15/20 (a)	100,000	97,805

TOTAL COMMUNITY INVESTMENT NOTES		3,384,738
(Cost $3,386,933)

CORPORATE BONDS: 30.0%
COMMUNICATION SERVICES: 3.1%
AT&T, Inc., 3.600%, 02/17/23	2,000,000	2,057,433
AT&T, Inc., 4.350%, 03/01/29	1,500,000	1,621,868
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,076,008
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (c)	1,000,000	1,000,550
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	1,083,308
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,473,968
Discovery Communications, LLC, 4.125%, 05/15/29	500,000	485,180
Level 3 Financing, Inc., 144A, 3.400%, 03/01/27 (c)	500,000	478,700
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (c)	1,000,000	944,090
TWDC Enterprises 18 Corp., 3.750%, 06/01/21	2,026,000	2,069,113
Verizon Communications, Inc., 3.875%, 02/08/29	3,000,000	3,325,095
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	1,181,151
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (c)	2,000,000	2,043,935
Walt Disney Co., The, 1.750%, 08/30/24	2,000,000	2,007,726
		20,848,125

CONSUMER DISCRETIONARY: 2.1%
Amazon.com, Inc., 2.800%, 08/22/24	1,000,000	1,064,280
Dollar General Corp., 4.125%, 05/01/28	1,000,000	1,059,023
eBay, Inc., 2.750%, 01/30/23	1,000,000	982,385
GLP Capital, LP/Financing II, Inc., 5.300%, 01/15/29	2,000,000	1,724,335
Home Depot, Inc., The, 2.800%, 09/14/27	2,000,000	2,071,962
Home Depot, Inc., The, 2.950%, 06/15/29	1,000,000	1,039,005
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,059,673
Sirius XM Radio, Inc., 144A, 4.625%, 07/15/24 (c)	1,000,000	1,021,185
Starbucks Corp., 4.450%, 08/15/49	2,000,000	2,304,445
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	954,399
		14,280,692

CONSUMER STAPLES: 1.9%
Albertsons Cos., LLC/Safeway, Inc., 144A, 3.500%, 02/15/23 (c)	1,000,000	992,000
Capital Impact Partners, 2.300%, 10/15/24	500,000	513,011
Constellation Brands, Inc., 3.200%, 02/15/23	2,000,000	1,985,891
CVS Health Corp., 3.625%, 04/01/27	1,000,000	1,018,794
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	1,000,000	1,071,761
CVS Health Corp., 3.250%, 08/15/29	500,000	489,374
General Mills, Inc., 2.875%, 04/15/30	1,000,000	998,000
PepsiCo, Inc., 3.500%, 07/17/25	1,000,000	1,071,489
PepsiCo, Inc., 2.875%, 10/15/49	1,000,000	1,039,604
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	1,163,694
Sysco Corp., 2.400%, 02/15/30	3,000,000	2,477,513
		12,821,131

ENERGY: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,029,895
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	1,075,271
		2,105,166

FINANCIALS: 10.2%
Aflac, Inc., 3.600%, 04/01/30	1,000,000	1,014,909
Allstate Corp., The, 3 month LIBOR + 0.43%, 1.805%, 03/29/21 (d)	1,000,000	976,404
Allstate Corp., The, 3.150%, 06/15/23	2,000,000	2,033,996
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,147,551
Bank of America Corp., 3.499%, 05/17/22 (d)	3,000,000	3,036,982
Bank of America Corp., 3.559%, 04/23/27 (d)	1,000,000	1,048,422
Bank of Montreal, 2.050%, 11/01/22	1,000,000	992,923
Bank of New York Mellon Corp., The, 1.850%, 01/27/23	250,000	248,720
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	1,038,925
BlackRock, Inc., 3.250%, 04/30/29	2,000,000	2,100,598
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	1,061,146
Calvert Impact Capital, Inc., 3.000%, 03/14/25	2,000,000	2,000,000
Charles Schwab Corp., The, 3.550%, 02/01/24	1,000,000	1,053,556
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	2,122,148
CIT Bank NA, 2.969%, 09/27/25 (d)	2,000,000	1,697,710
Digital Realty Trust LP, 3.950%, 07/01/22	1,750,000	1,793,290
Discover Bank, 3.200%, 08/09/21	1,000,000	990,560
Discover Bank, 2.450%, 09/12/24	1,000,000	945,602
Fifth Third Bank, 2.250%, 02/01/27	2,000,000	1,896,387
Ford Motor Credit Co., LLC, 2.343%, 11/02/20	1,000,000	965,000
Ford Motor Credit Co., LLC, 3 month LIBOR + 0.83%, 2.710%, 04/05/21 (d)	1,086,000	1,004,658
ING Groep NV, 144A, 4.625%, 01/06/26 (c)	2,000,000	2,111,764
International Finance Corp., 2.500%, 04/15/23 (d)	3,000,000	3,002,138
International Finance Corp., 1.750%, 04/15/26 (d)	1,034,000	1,034,401
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	2,034,165
KeyCorp, 2.550%, 10/01/29	1,000,000	894,915
KeyCorp., 2.250%, 04/06/27	1,000,000	931,036
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,034,674
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22 (e)	3,000,000	3,148,890
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,153,455
Morgan Stanley, 3 month LIBOR + 1.18%, 2.999%, 01/20/22 (d)	3,000,000	2,984,915
Morgan Stanley, 3.625%, 01/20/27	2,000,000	2,145,004
PNC Bank NA, 3.100%, 10/25/27	1,000,000	1,031,476
PNC Financial Services Group, Inc., The, 2.200%, 11/01/24	3,000,000	3,081,023
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	496,467
Progressive Corp., The, 3.200%, 03/26/30	500,000	541,739
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	235,581
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,004,648
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,012,669
Regions Financial Corp., 3.800%, 08/14/23	1,500,000	1,521,528
Toronto-Dominion Bank, The, 1.850%, 09/11/20	2,000,000	1,997,586
Toronto-Dominion Bank, The, 1.900%, 12/01/22	500,000	499,886
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	1,017,776
Toyota Motor Credit Corp., 3.450%, 09/20/23	3,000,000	3,119,036
Toyota Motor Credit Corp., 2.150%, 02/13/30	500,000	465,527
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	1,111,533
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,179,949
		67,961,268

HEALTH CARE: 3.3%
Abbott Laboratories, 3.750%, 11/30/26	1,133,000	1,267,342
AbbVie, Inc., 144A, 2.150%, 11/19/21 (c)	1,000,000	999,447
AbbVie, Inc., 144A, 3.200%, 11/21/29 (c)	1,000,000	1,010,197
Amgen, Inc., 3.625%, 05/22/24	2,000,000	2,100,004
Amgen, Inc., 1.900%, 02/21/25	500,000	505,117
Anthem, Inc., 2.375%, 01/15/25	1,000,000	992,168
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,072,322
Becton Dickinson & Co., 3.363%, 06/06/24	1,000,000	1,001,562
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,011,586
Bristol-Myers Squibb Co., 144A, 2.900%, 07/26/24 (c)	2,000,000	2,123,745
Centene Corp., 144A, 4.250%, 12/15/27 (c)	1,000,000	985,550
HCA, Inc., 4.125%, 06/15/29	500,000	502,538
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	999,147
Merck & Co., Inc., 2.800%, 05/18/23	1,000,000	1,008,266
Merck & Co., Inc., 3.400%, 03/07/29	1,000,000	1,091,832
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,026,819
UnitedHealth Group, Inc., 2.375%, 10/15/22	2,000,000	2,029,486
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	1,009,900
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,041,398
		21,778,426

INDUSTRIALS: 2.4%
Ashtead Capital, Inc., 144A, 4.000%, 05/01/28 (c)	1,000,000	864,500
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	1,097,513
Cummins, Inc., 7.125%, 03/01/28 (e)	1,000,000	1,333,889
John Deere Capital Corp., 2.050%, 01/09/25	1,000,000	979,735
Masco Corp., 4.375%, 04/01/26	1,000,000	991,168
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (c)	1,000,000	976,043
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (c)	1,000,000	990,270
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (c)	1,000,000	927,918
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	2,134,956
Union Pacific Corp., 3.700%, 03/01/29	1,000,000	1,071,811
Union Pacific Corp., 2.400%, 02/05/30	500,000	488,867
United Rentals North America, Inc., 5.250%, 01/15/30	1,000,000	1,005,250
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,586,304
Waste Management, Inc., 3.450%, 06/15/29	500,000	513,834
		15,962,058

INFORMATION TECHNOLOGY: 3.2%
Adobe, Inc., 3.250%, 02/01/25	1,500,000	1,622,836
Adobe, Inc., 2.150%, 02/01/27	1,500,000	1,523,044
Adobe, Inc., 2.300%, 02/01/30	1,000,000	1,005,206
Apple, Inc., 2.850%, 02/23/23	1,000,000	1,044,719
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,682,750
Dell International, LLC/EMC Corp., 144A, 6.020%, 06/15/26 (c)	1,000,000	1,034,137
Intel Corp., 3.400%, 03/25/25	500,000	546,737
MasterCard, Inc., 3.300%, 03/26/27	500,000	545,597
MasterCard, Inc., 3.500%, 02/26/28	1,000,000	1,115,121
MasterCard, Inc., 2.950%, 06/01/29	500,000	533,436
Microsoft Corp., 2.875%, 02/06/24	1,000,000	1,065,987
Microsoft Corp., 2.400%, 08/08/26	2,000,000	2,128,010

NetApp, Inc., 3.250%, 12/15/22	671,000	676,000
salesforce.com, Inc., 3.700%, 04/11/28	3,000,000	3,327,935
Texas Instruments, Inc., 1.375%, 03/12/25	500,000	497,236
Visa, Inc., 3.650%, 09/15/47	2,000,000	2,284,027
		21,632,778

REAL ESTATE: 1.8%
Alexandria Real Estate Equities, Inc., 4.000%, 01/15/24	2,000,000	2,046,909
American Tower Corp., REIT, 2.400%, 03/15/25	500,000	492,590
Boston Properties, LP, 3.400%, 06/21/29	2,000,000	1,927,471
Crown Castle International Corp., 3.300%, 07/01/30	500,000	495,895
Equinix, Inc., 5.875%, 01/15/26	300,000	307,776
Equinix, Inc., 5.375%, 05/15/27	1,000,000	994,450
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (c)	1,000,000	966,255
Host Hotels & Resorts, LP, 3.375%, 12/15/29	1,000,000	844,365
Iron Mountain US Holdings, Inc., 144A, 5.375%, 06/01/26 (c)	1,000,000	1,018,543
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (c)	1,000,000	976,968
Starwood Property Trust, Inc., 3.625%, 02/01/21	1,000,000	943,800
Welltower, Inc., 2.700%, 02/15/27	1,000,000	952,446
		11,967,468

UTILITIES: 1.7%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	948,453
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	1,031,194
DTE Electric Co., 3.950%, 03/01/49	2,000,000	2,173,281
NextEra Energy Operating Partners, LP, 144A, 4.250%, 09/15/24 (c)	1,000,000	981,255
NextEra Energy Operating Partners, LP, 144A, 3.875%, 10/15/26 (c)	1,000,000	955,622
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	3,099,125
Southern Power Co., 4.150%, 12/01/25	1,000,000	1,032,715
Southwestern Public Service Co., 3.750%, 06/15/49	1,000,000	1,052,028
		11,273,673

TOTAL CORPORATE BONDS
(Cost $195,810,848)		200,630,785

U.S. GOVERNMENT AGENCY BONDS: 1.1%
AGENCY SECURITIES: 1.1%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,031,059
United States International Development Finance Corp., 0.000%, 08/21/21	1,000,000	1,009,850
United States International Development Finance Corp., 2.000%, 09/15/26 (d)	2,000,000	2,001,250
United States International Development Finance Corp., 3.520%, 09/20/32	1,785,714	2,044,139

TOTAL U.S. GOVERNMENT AGENCY BONDS		7,086,298
(Cost $6,726,590)

SUPRANATIONAL BONDS: 3.9%
Asian Development Bank, 2.750%, 03/17/23	3,000,000	3,189,185
Asian Development Bank, 2.125%, 03/19/25	2,000,000	2,137,090
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	3,134,035
Inter-American Development Bank, 1.750%, 03/14/25	3,000,000	3,152,216
International Bank for Reconstruction & Development, 2.530%, 03/11/22	4,000,000	4,159,917
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	8,365,284
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	2,018,781

TOTAL SUPRANATIONAL BONDS		26,156,508
(Cost $24,767,300)

MUNICIPAL BONDS: 3.6%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	498,245
City & County of Honolulu HI, 3.138%, 10/01/32	1,000,000	1,040,010
City & County of Honolulu HI, 3.974%, 09/01/35	1,475,000	1,579,607
City & County of San Francisco CA Community Facilities District No 2014-1, 4.221%, 09/01/39	1,000,000	1,078,330
City & County of San Francisco CA Community Facilities District No 2014-1, 4.000%, 09/01/48	2,000,000	2,097,700
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	2,155,700
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,109,842
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.767%, 08/01/36	2,000,000	2,542,440
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,418,339
State of California, 7.550%, 04/01/39	2,000,000	3,253,240
State of Oregon, 3.227%, 05/01/24	1,000,000	1,070,310
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,450
University of Massachusetts Building Authority, 5.450%, 11/01/40	2,225,000	3,080,401
Virginia Resources Authority, 5.790%, 11/01/40	2,655,000	2,729,287

TOTAL MUNICIPAL BONDS		23,778,901
(Cost $22,556,083)

U.S. TREASURY NOTES: 22.7%
1.250%, 07/15/20 (TIPS)	4,730,960	4,688,019
2.750%, 09/30/20 (e)	3,000,000	3,039,551
2.375%, 03/15/21	7,000,000	7,153,809
0.125%, 04/15/21 (TIPS)	3,264,960	3,200,061
1.625%, 12/31/21	2,000,000	2,049,492
1.375%, 01/31/22	2,000,000	2,042,773
0.125%, 04/15/22 (TIPS)	6,363,720	6,276,694
2.125%, 11/30/23	15,000,000	15,990,821
0.125%, 07/15/24 (TIPS)	4,345,240	4,354,972
1.500%, 10/31/24	27,000,000	28,399,571
0.625%, 01/15/26 (TIPS)	3,256,650	3,364,201
2.250%, 03/31/26	7,000,000	7,727,617
0.375%, 07/15/27 (TIPS)	7,381,150	7,591,292
5.000%, 05/15/37	2,000,000	3,285,078
4.500%, 05/15/38	3,000,000	4,752,305
3.500%, 02/15/39	6,000,000	8,550,234
4.375%, 11/15/39	6,000,000	9,506,953
1.000%, 02/15/48 (TIPS)	1,046,000	1,288,428
2.375%, 11/15/49 (e)	23,000,000	28,673,634

TOTAL U.S. TREASURY NOTES		151,935,505
(Cost $137,496,035)

MORTGAGE-BACKED SECURITIES: 34.8%
GINNIE MAE (MORTGAGE-BACKED): 1.2%
1.550%, 06/16/36	2,279,992	2,271,387

3.020%, 09/15/41	1,809,578	1,905,549
2.901%, 09/16/50 (d)	2,000,000	2,081,952
2.682%, 03/16/55 (d)	1,751,319	1,827,150
		8,086,038
FREDDIE MAC (MORTGAGE-BACKED): 9.6%
4.000%, 06/01/26	1,733,151	1,830,904
2.939%, 04/25/29	3,000,000	3,420,775
2.412%, 08/25/29	2,000,000	2,255,775
3.000%, 07/01/33	1,446,806	1,533,406
4.500%, 01/01/34	1,669,367	1,788,164
3.500%, 01/01/34	1,228,973	1,322,632
3.000%, 12/01/34	1,946,610	2,043,101
4.000%, 10/01/35	2,410,812	2,633,560
3.500%, 04/01/42	1,077,116	1,157,505
3.500%, 01/01/44	1,644,139	1,767,031
3.500%, 02/01/45	1,711,402	1,849,882
3.000%, 06/01/46	1,956,950	2,080,707
3.000%, 01/01/47	2,457,325	2,599,563
4.000%, 08/01/47	1,273,334	1,368,832
3.500%, 08/01/47	2,391,893	2,539,052
3.500%, 09/01/47	1,622,457	1,722,381
3.500%, 10/01/47	2,465,090	2,617,193
3.500%, 12/01/47	1,641,328	1,742,727
3.500%, 03/01/48	2,310,270	2,466,746
4.000%, 04/01/48	4,698,202	5,041,709
3.500%, 05/01/48	2,175,571	2,304,967
3.500%, 06/01/49	2,284,469	2,424,794
3.000%, 12/01/49	3,439,153	3,615,163
3.000%, 02/01/50	6,986,732	7,366,761
3.000%, 03/01/50	3,000,000	3,151,385
3.911%, 03/25/50, 144A (c)(d)	2,000,000	1,313,875
		63,958,590

FANNIE MAE (MORTGAGE-BACKED): 15.0%
2.480%, 08/01/26	1,943,756	2,053,480
2.894%, 02/25/27 (d)	1,000,000	1,101,577
3.270%, 09/01/27	2,328,030	2,581,189
3.058%, 09/25/27 (d)	2,000,000	2,183,321
3.436%, 06/25/28 (d)	2,000,000	2,336,983
3.673%, 09/25/28 (d)	2,034,000	2,363,220
3.660%, 01/01/29	1,964,513	2,223,253
2.937%, 04/25/29	2,000,000	2,203,945
3.500%, 07/01/35	1,465,345	1,577,806
3.500%, 09/01/37	1,349,040	1,444,571
4.000%, 03/01/38	2,172,212	2,364,038
3.500%, 09/01/39	1,909,729	2,031,762
4.000%, 02/01/41	2,918,129	3,171,538
4.000%, 01/01/42	2,827,752	3,070,462
3.500%, 01/01/43	3,205,214	3,427,064
3.500%, 08/01/45	2,035,957	2,183,654
4.000%, 09/01/45	1,507,952	1,634,928
4.000%, 10/01/45	1,335,793	1,446,586
3.500%, 10/01/45	1,714,609	1,829,389
4.000%, 11/01/45	3,319,382	3,593,963

4.000%, 06/01/46	1,397,626	1,508,787
3.000%, 06/01/46	2,756,782	2,917,799
4.000%, 07/01/46	1,896,236	2,051,684
4.500%, 09/01/46	1,738,231	1,906,376
3.000%, 10/01/46	1,288,874	1,360,944
4.000%, 01/01/47	1,354,766	1,462,882
4.000%, 05/01/47	4,284,575	4,606,495
4.000%, 06/01/47	3,604,768	3,867,861
3.500%, 06/01/47	2,231,690	2,384,845
3.500%, 08/01/47	1,494,002	1,586,330
3.500%, 11/01/47	2,384,560	2,559,796
4.000%, 01/01/48	2,376,820	2,571,326
3.500%, 03/01/48	1,723,995	1,823,401
3.500%, 04/01/48	3,408,667	3,671,379
4.500%, 06/01/48	1,189,995	1,289,344
3.500%, 06/01/48	2,772,251	2,962,707
3.000%, 10/01/48	1,587,395	1,667,100
3.500%, 07/01/49	1,899,168	2,024,139
3.500%, 09/01/49	1,810,912	1,916,039
3.000%, 09/01/49	1,945,854	2,044,130
3.000%, 10/01/49	2,923,276	3,079,451
3.500%, 02/01/50	2,969,340	3,140,474
3.000%, 03/01/50	3,000,000	3,156,001
		100,382,019

COMMERCIAL MORTGAGE-BACKED: 9.0%
Aqua Finance Trust 2019-A, 144A, 3.140%, 07/16/40 (c)	847,164	844,842
Arroyo Mortgage Trust 2018-1, 144A, 3.763%, 04/25/48 (c)(d)	1,520,856	1,490,678
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (c)	1,067,900	1,088,269
Bellemeade Re 2018-1, Ltd., 1 month LIBOR + 1.35%, 144A, 3.227%, 04/25/28 (c)(d)	624,361	621,120
Bellemeade Re 2018-2, Ltd., 1 month LIBOR + 1.35%, 144A, 2.977%, 08/25/28 (c)(d)	1,684,884	1,676,002
Carmax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	1,974,563
COLT 2019-2 Mortgage Loan Trust, 144A, 3.337%, 05/25/49 (c)(d)	1,137,617	1,114,584
COLT 2020-1 Mortgage Loan Trust, 144A, 2.693%, 02/25/50 (c)(d)	2,426,584	2,373,377
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (c)	2,155,322	2,229,830
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (c)	1,859,491	1,893,469
Deephaven Residential Mortgage Trust 2018-2, 144A, 3.479%, 04/25/58 (c)(d)	789,241	775,522
Dell Equipment Finance Trust 2019-1, 144A, 3.450%, 03/24/25 (c)	1,305,000	1,308,025
Drive Auto Receivables Trust, 4.090%, 01/15/26	2,000,000	2,008,512
Mastr Asset Backed Securities Trust 2007-NCW, 1 month LIBOR + 0.60%, 144A, 2.227%, 05/25/37 (b)(c)(d)	1,386,090	1,170,381
Mill City Mortgage Trust 2015-1, 144A, 3.803%, 06/25/56 (c)(d)	2,000,000	1,942,217
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (c)	827,935	807,613
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (c)	902,394	854,117
MKT 2020-525M Mortgage Trust, 144A, 2.694%, 02/12/40 (c)	1,000,000	949,348
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	1,251,149	1,202,457
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (c)	901,070	869,548
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	885,609	872,755
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	598,764	598,983
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	1,495,004	1,209,130
Navistar Financial Dealer Note Master Owner Trust II, 1 month LIBOR + 1.05%, 144A, 2.677%, 09/25/23 (c)(d)	2,890,000	2,800,247
New Residential Mortgage Loan Trust 2018-4, 1 month LIBOR + 0.90%, 144A, 2.527%, 01/25/48 (c)(d)	1,186,392	1,115,258
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (c)(d)	2,124,083	2,163,949
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (c)(d)	873,099	900,510
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (c)(d)	1,288,832	1,320,488

New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (c)(d)	2,177,234	2,182,022
Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 3.027%, 03/25/28 (c)(d)	719,503	718,447
Santander Drive Auto Receivables Trust 2018-5, 4.190%, 12/16/24	1,250,000	1,256,300
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 02/25/48 (c)(d)	722,403	723,685
SoFi Professional Loan Program 2015-d, LLC, 144A, 3.590%, 10/26/37 (c)	1,407,864	1,416,312
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (c)(d)	1,400,000	1,469,378
SoFi Professional Loan Program 2018-B Trust, 144A, 3.340%, 08/25/47 (c)	2,000,000	1,941,045
SoFi Professional Loan Program 2019-A, LLC, 144A, 3.180%, 06/15/48 (c)	450,656	450,572
SoFi Professional Loan Program 2020-A Trust, 144A, 2.540%, 05/15/46 (c)	2,000,000	1,936,833
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (c)	1,000,000	754,375
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (c)	963,996	862,516
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (c)	993,782	754,265
Tesla Auto Lease Trust 2018-B, 144A, 5.290%, 11/22/21 (c)	2,000,000	1,963,125
Tesla Auto Lease Trust 2019-A, 144A, 2.410%, 12/20/22 (c)	1,015,000	983,968
Towd Point Mortgage Trust 2015-2, 1 month LIBOR + 0.60%, 144A, 3.750%, 11/25/57 (c)(d)	1,000,000	992,129
Towd Point Mortgage Trust 2015-2, 144A, 3.757%, 11/25/60 (c)(d)	2,000,000	1,898,009
Towd Point Mortgage Trust 2017-6, 144A, 3.000%, 10/25/57 (c)(d)	1,000,000	931,540
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (c)	980,844	812,431
		60,222,746
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $228,312,442)		232,649,393

TOTAL BONDS
(Cost $619,056,231)		645,622,128

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22 (a)	250,000	255,199
Self-Help Federal Credit Union, 1.700%, 04/13/20 (a)	250,000	250,068
Self-Help Federal Credit Union, 1.900%, 12/20/21 (a)	250,000	252,517
TOTAL CERTIFICATES OF DEPOSIT		757,784
(Cost $750,000)

MONEY MARKET: 3.6%
State Street Institutional U.S. Government Money Market Fund, 0.320% (f)(g)	23,726,689	23,726,689
TOTAL MONEY MARKET
(Cost $23,726,689)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.220% (f)(g)	3,880,033	3,880,033
(Cost $3,880,033)

TOTAL INVESTMENTS: 100.9%
(Cost $647,412,953)		673,986,634

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.6%		(3,880,033)

OTHER ASSETS AND LIABILITIES - (NET):- 0.3%		(2,312,061)

Net Assets: 100.0%		$667,794,540

(a)	Illiquid security.
(b)	Security valued using significant unobservable inputs.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Rate shown reflects the accrual rate as of March 31, 2020 on securities with variable or step rates.
(e)	Security of partial position of this security was on loan as of March 31, 2020. The total market value of securities on loan as of March 31, 2020 was $35,704,059.
(f)	Rate shown represents annualized 7-day yield as of March 31, 2020.
(g)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. At March 31, 2020 the 1 month and 3 month LIBOR rates were 0.993% and 1.451%, respectively.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

March 31, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2020, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $97,805, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$628,666,136	$-	$-	$628,666,136
Cash Equivalents	16,614,772	-	-	16,614,772
Total	$645,280,908	$-	$-	$645,280,908
Small Cap
Common Stocks	$299,765,487	$-	$-	$299,765,487
Cash Equivalents	12,308,274	-	-	12,308,274
Total	$312,073,761	$-	$-	$312,073,761
ESG Beta Quality
Common Stocks	$186,211,545	$-	$-	$186,211,545
Cash Equivalents	1,027,371	-	-	1,027,371
Total	$187,238,916	$-	$-	$1,875,238,916
ESG Beta Dividend
Common Stocks	$98,998,455	$-	$-	$98,998,455
Cash Equivalents	511,679	-	-	511,679
Total	$99,510,134	$-	$-	$99,510,134
Global Opportunities
Common Stocks	$18,175,231	$16,406,072	$-	$34,581,303
Cash Equivalents	574,480	-	-	574,480
Total	$18,749,711	$16,406,072	$-	$35,155,783
Global Environmental Markets
Common Stocks	$471,849,901	$346,998,691	$-	$818,848,592
Cash Equivalents	1,055,295	-	-	1,055,295
Total	$472,905,196	$346,998,691	$-	$819,903,887
Global Women’s Leadership
Common Stocks	$320,180,647	$114,208,550	$-	$434,389,197
Preferred Stocks	-	417,450	-	417,450
Cash Equivalents	70,787	-	-	70,787
Total	$320,251,434	$114,626,000	$-	$434,877,434
EAFE ESG Leaders
Common Stocks	$4,514,064	$483,793,618	$-	$488,307,682
Preferred Stocks	-	1,214,286	-	1,214,286
Exchange-Traded Funds	5,484,058	-	-	5,484,058
Cash Equivalents	5,355,712	-	-	5,355,712
Total	$15,353,834	$485,007,904	$-	$500,361,738
Core Bond
Community Investment Notes	$-	$3,384,738	$-	$3,384,738
Corporate Bonds	-	200,630,785	-	200,630,785
U.S. Gov't Agency Bonds	-	7,086,298	-	7,086,298
Supranational Bonds	-	26,156,508	-	26,156,508
Municipal Bonds	-	23,778,901	-	23,778,901
U.S. Treasury Notes	-	151,935,505	-	151,935,505
Mortgage-Backed Securities	-	232,649,393	-	232,649,393
Medium Term Certificates of Deposit	-	507,716	-	507,716
Cash Equivalents	27,606,722	250,068	-	27,856,790
Total	$27,606,722	$646,379,912	$-	$673,986,634
High Yield Bond
Common Stocks	$-	$-	$0	$0
Preferred Stocks	2,267,200	-	0	2,267,200
Corporate Bonds	-	297,302,372	-	297,302,372
Loans	-	5,927,920	-	5,927,920
Medium Term Certificates of Deposit	-	1,104,027	-	1,104,027
Cash Equivalents	5,907,588	201,203	-	6,108,791
Total	$8,174,788	$304,535,522	$0	$312,710,310
Sustainable Allocation
Affiliated Investment Companies	$1,630,031,730	$-	$-	$1,630,031,730
Cash Equivalents	42,607,432	-	-	42,607,432
Total	$1,672,639,162	$-	$-	$1,672,639,162

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
	Shares			Shares				Unrealized
	Held at	Gross	Gross	Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	3/31/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	03/31/20
Sustainable Allocation
Large Cap	73,178,029	3,496,365	1,371,115	75,303,279	$761,051,498	$-	$781,536	$(136,755,163)	$640,077,870
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(12,236,138)	39,750,285
ESG Beta Dividend	10,010,369	-	771,605	9,238,764	128,232,821	-	1,235,674	(24,863,556)	94,604,940
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	(5,556,745)	25,132,800
Global Environmental Markets	1,482,025	683,280	-	2,165,305	25,149,965	-	-	(4,808,105)	28,841,860
Global Women's Leadership	785,900	726,588	-	1,512,488	21,329,334	-	-	(8,977,223)	32,352,110
EAFE ESG Leaders	15,576,499	3,083,157	2,116,402	16,543,254	145,484,501	-	1,664,745	(27,390,896)	121,758,350
Core Bond	66,778,157	376,683	7,162,992	59,991,848	687,147,238	3,965,786	3,396,107	8,505,597	627,514,728
High Yield	3,263,125	42,460	-	3,305,585	22,058,723	274,325	-	(2,334,262)	19,998,787
Total					$1,853,130,048	$4,240,111	$7,078,063	$(214,416,491)	$1,630,031,730

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.